UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Federal Tax-Free Income Fund
Class A [FFQAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Federal Tax-Free Income Fund returned 6.24%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with no external credit rating
↑	Bonds with 20 years or more to maturity
↑	BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Selection in A rated bonds
↓	Selection in AAA rated bonds
Franklin Federal Tax-Free Income Fund	PAGE 1	1116-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	6.24	0.59	1.85
Class A (with sales charge)	2.25	-0.17	1.46
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,755,931,120
Total Number of Portfolio Holdings	979
Total Management Fee Paid	$35,589,401
Portfolio Turnover Rate	9.99%
Franklin Federal Tax-Free Income Fund	PAGE 2	1116-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 30, 2025, Paul M. Drury stepped down as portfolio manager of the Fund.
This is a summary of a certain change to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	1116-ATSR-0626

Franklin Federal Tax-Free Income Fund
Class A1 [FKTIX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$65	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A1 shares of Franklin Federal Tax-Free Income Fund returned 6.39%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with no external credit rating
↑	Bonds with 20 years or more to maturity
↑	BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Selection in A rated bonds
↓	Selection in AAA rated bonds
Franklin Federal Tax-Free Income Fund	PAGE 1	116-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A1	6.39	0.74	1.97
Class A1 (with sales charge)	2.40	-0.03	1.58
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,755,931,120
Total Number of Portfolio Holdings	979
Total Management Fee Paid	$35,589,401
Portfolio Turnover Rate	9.99%
Franklin Federal Tax-Free Income Fund	PAGE 2	116-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 30, 2025, Paul M. Drury stepped down as portfolio manager of the Fund.
This is a summary of a certain change to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	116-ATSR-0626

Franklin Federal Tax-Free Income Fund
Class C [FRFTX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Federal Tax-Free Income Fund returned 5.82%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with no external credit rating
↑	Bonds with 20 years or more to maturity
↑	BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Selection in A rated bonds
↓	Selection in AAA rated bonds
Franklin Federal Tax-Free Income Fund	PAGE 1	216-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	5.82	0.19	1.41
Class C (with sales charge)	4.82	0.19	1.41
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,755,931,120
Total Number of Portfolio Holdings	979
Total Management Fee Paid	$35,589,401
Portfolio Turnover Rate	9.99%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	216-ATSR-0626

HOW HAS THE FUND CHANGED?
Effective May 30, 2025, Paul M. Drury stepped down as portfolio manager of the Fund.
This is a summary of a certain change to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	216-ATSR-0626

Franklin Federal Tax-Free Income Fund
Class R6 [FFTQX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Federal Tax-Free Income Fund returned 6.55%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with no external credit rating
↑	Bonds with 20 years or more to maturity
↑	BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Selection in A rated bonds
↓	Selection in AAA rated bonds
Franklin Federal Tax-Free Income Fund	PAGE 1	8116-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	6.55	0.89	2.07
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,755,931,120
Total Number of Portfolio Holdings	979
Total Management Fee Paid	$35,589,401
Portfolio Turnover Rate	9.99%
Franklin Federal Tax-Free Income Fund	PAGE 2	8116-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 30, 2025, Paul M. Drury stepped down as portfolio manager of the Fund.
This is a summary of a certain change to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	8116-ATSR-0626

Franklin Federal Tax-Free Income Fund
Advisor Class [FAFTX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Federal Tax-Free Income Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Federal Tax-Free Income Fund returned 6.59%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with no external credit rating
↑	Bonds with 20 years or more to maturity
↑	BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Selection in A rated bonds
↓	Selection in AAA rated bonds
Franklin Federal Tax-Free Income Fund	PAGE 1	620-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	6.59	0.86	2.08
Bloomberg Municipal Bond Index	6.34	0.90	2.20
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,755,931,120
Total Number of Portfolio Holdings	979
Total Management Fee Paid	$35,589,401
Portfolio Turnover Rate	9.99%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Federal Tax-Free Income Fund	PAGE 2	620-ATSR-0626

HOW HAS THE FUND CHANGED?
Effective May 30, 2025, Paul M. Drury stepped down as portfolio manager of the Fund.
This is a summary of a certain change to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Federal Tax-Free Income Fund	PAGE 3	620-ATSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $75,115 in April 30, 2025 and $57,059 in April 30, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in April 30, 2025 and $10,000 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $377,023 in April 30, 2025 and $1,690,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Federal Tax-Free
Income Fund
Financial Statements and Other Important Information
Annual |
April 30, 2026
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual Report

Financial Highlights and Schedule of Investments 2
Financial Statements 37
Notes to Financial Statements 41
Report of Independent Registered Public Accounting Firm 50
Tax Information 51
Changes In and Disagreements with Accountants 52
Results of Meeting(s) of Shareholders 52
Remuneration Paid to Directors, Officers and Others 52
Board Approval of Management and Subadvisory Agreements 52

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.66 $10.72 $10.97 $12.31
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.38 0.37 0.34 0.31
Net realized and unrealized gains (losses) ........... 0.24 (0.14) (0.06) (0.25) (1.35)
Total from investment operations .................... 0.64 0.24 0.31 0.09 (1.04)
Less distributions from:
Net investment income .......................... (0.39) (0.38) (0.37) (0.34) (0.30)
Net asset value, end of year ....................... $10.77 $10.52 $10.66 $10.72 $10.97
Total return
c
................................... 6.24% 2.20% 2.92% 0.87% (8.62)%
Ratios to average net assets
Expenses ..................................... 0.78% 0.77%
d,e
0.79%
d,e
0.79%
d,e
0.77%
d,e
Net investment income ........................... 3.76% 3.53% 3.50% 3.21% 2.56%
Supplemental data
Net assets , end of year (000’s) ..................... $2,011,958 $1,990,039 $1,968,264 $1,940,290 $1,916,791
Portfolio turnover rate ............................ 9.99% 9.61% 15.32% 28.31% 22.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.52 $10.66 $10.72 $10.97 $12.31
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.40 0.39 0.36 0.33
Net realized and unrealized gains (losses) ........... 0.24 (0.14) (0.07) (0.26) (1.35)
Total from investment operations .................... 0.66 0.26 0.32 0.10 (1.02)
Less distributions from:
Net investment income .......................... (0.41) (0.40) (0.38) (0.35) (0.32)
Net asset value, end of year ....................... $10.77 $10.52 $10.66 $10.72 $10.97
Total return
c
................................... 6.39% 2.35% 3.08% 1.02% (8.48)%
Ratios to average net assets
Expenses ..................................... 0.63% 0.62%
d,e
0.64%
d,e
0.64%
d,e
0.63%
d,e
Net investment income ........................... 3.91% 3.68% 3.65% 3.35% 2.71%
Supplemental data
Net assets , end of year (000’s) ..................... $3,661,919 $4,024,438 $4,601,265 $5,215,087 $6,256,503
Portfolio turnover rate ............................ 9.99% 9.61% 15.32% 28.31% 22.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.51 $10.65 $10.71 $10.96 $12.30
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.34 0.33 0.30 0.26
Net realized and unrealized gains (losses) ........... 0.24 (0.14) (0.07) (0.25) (1.34)
Total from investment operations .................... 0.60 0.20 0.26 0.05 (1.08)
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.32) (0.30) (0.26)
Net asset value, end of year ....................... $10.76 $10.51 $10.65 $10.71 $10.96
Total return
c
................................... 5.82% 1.79% 2.51% 0.47% (8.99)%
Ratios to average net assets
Expenses ..................................... 1.18% 1.17%
d,e
1.18%
d,e
1.19%
d,e
1.18%
d,e
Net investment income ........................... 3.36% 3.13% 3.09% 2.79% 2.15%
Supplemental data
Net assets , end of year (000’s) ..................... $95,369 $127,394 $180,672 $246,760 $340,772
Portfolio turnover rate ............................ 9.99% 9.61% 15.32% 28.31% 22.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $10.67 $10.73 $10.98 $12.32
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.41 0.40 0.37 0.35
Net realized and unrealized gains (losses) ........... 0.25 (0.14) (0.06) (0.25) (1.35)
Total from investment operations .................... 0.68 0.27 0.34 0.12 (1.00)
Less distributions from:
Net investment income .......................... (0.43) (0.41) (0.40) (0.37) (0.34)
Net asset value, end of year ....................... $10.78 $10.53 $10.67 $10.73 $10.98
Total return .................................... 6.55% 2.50% 3.22% 1.17% (8.35)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.48% 0.48% 0.49% 0.50% 0.48%
Expenses net of waiver and payments by affiliates ....... 0.48% 0.48%
c,d
0.49%
c,d
0.49%
c
0.48%
c,d
Net investment income ........................... 4.06% 3.82% 3.79% 3.51% 2.88%
Supplemental data
Net assets , end of year (000’s) ..................... $925,082 $791,700 $824,024 $952,887 $761,716
Portfolio turnover rate ............................ 9.99% 9.61% 15.32% 28.31% 22.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $10.67 $10.73 $10.98 $12.32
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.41 0.40 0.37 0.34
Net realized and unrealized gains (losses) ........... 0.25 (0.14) (0.07) (0.26) (1.35)
Total from investment operations .................... 0.68 0.27 0.33 0.11 (1.01)
Less distributions from:
Net investment income .......................... (0.42) (0.41) (0.39) (0.36) (0.33)
Net asset value, end of year ....................... $10.79 $10.53 $10.67 $10.73 $10.98
Total return .................................... 6.59% 2.45% 3.18% 1.12% (8.39)%
Ratios to average net assets
Expenses ..................................... 0.53% 0.52%
c,d
0.54%
c,d
0.54%
c,d
0.52%
c,d
Net investment income ........................... 4.00% 3.78% 3.75% 3.44% 2.80%
Supplemental data
Net assets , end of year (000’s) ..................... $1,061,602 $1,105,998 $1,135,784 $998,541 $1,383,620
Portfolio turnover rate ............................ 9.99% 9.61% 15.32% 28.31% 22.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments, April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $–) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.5%
Residential REITs 0.5%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 37,276,376
Total Corporate Bonds (Cost $35,660,000) ......................................
37,276,376
Municipal Bonds 98.0%
Alabama 3.8%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,002,441
Black Belt Energy Gas District ,
c
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 24,715,000 25,847,629
c
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 17,015,000 18,289,706
c
Revenue, 2023 D-1, Refunding, Mandatory Put, 5.5%, 2/01/29 ................ 4,000,000 4,199,849
c
Revenue, 2024 A, Mandatory Put, 5.25%, 9/01/32 ......................... 4,500,000 4,671,479
Revenue, 2025 G, 5%, 10/01/35 ....................................... 12,000,000 12,614,156
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,428,804
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 39,600,000 41,363,087
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,200,000 11,075,954
c
Energy Southeast A Cooperative District ,
Revenue, 2023 A-1, Mandatory Put, 5.5%, 1/01/31 ......................... 25,230,000 27,110,493
Revenue, 2023 B-1, Mandatory Put, 5.75%, 11/01/31 ....................... 15,000,000 16,375,363
Jacksonville Public Educational Building Authority ,
Jacksonville State University, Revenue, 2023 A, AG Insured, 5.25%, 8/01/53 ..... 8,000,000 8,183,231
Jacksonville State University, Revenue, 2023 A, AG Insured, 5.5%, 8/01/58 ...... 2,000,000 2,069,002
Southeast Energy Authority A Cooperative District ,
c
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 12,850,000 13,665,823
c
Revenue, 2023 B, Mandatory Put, 5%, 6/01/30 ............................ 6,000,000 6,330,062
Revenue, 2024 A, 5%, 11/01/35 ....................................... 20,000,000 20,496,286
c
Revenue, 2025 A, Mandatory Put, 5%, 6/01/35 ............................ 25,660,000 26,294,875
c
Revenue, 2025 B, Mandatory Put, 5.25%, 1/01/33 ......................... 14,000,000 14,492,494
Revenue, 2025 H, 5%, 11/01/35 ....................................... 16,000,000 16,995,136
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........ 5,000,000 5,082,593
293,588,463
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2015-3 , 5% , 10/01/39 ........... 200,000 200,248
Alaska Railroad Corp. , Revenue , 2025 , AG Insured , 6% , 10/01/50 ............... 2,800,000 3,035,067
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 2,757,341
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 705,000 685,830
6,678,486
Arizona 2.0%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/32 ............. 205,000 205,268
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/33 ............. 220,000 220,252
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 8,184,295

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. $ 9,000,000 $ 9,110,457
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 10,011,373
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 25,029,612
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 6,000,000 5,984,406
State of Arizona Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/32 ..... 6,000,000 6,888,707
State of Arizona Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/34 ..... 5,000,000 5,881,420
State of Arizona Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/35 ..... 9,860,000 11,703,912
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,600,227
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 E, 4%, 1/01/45 ............... 10,000,000 9,246,870
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 23,117,175
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 18,232,752
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 4,292,160
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/47 ......................................................... 6,245,000 6,557,958
153,266,844
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 3,600,000 3,620,839
City of Centerton ,
Sales & Use Tax, Revenue, 2024, AG Insured, 4%, 11/01/44 ................. 2,250,000 2,193,993
Sales & Use Tax, Revenue, 2024, AG Insured, 4.125%, 11/01/49 .............. 1,400,000 1,350,472
Sales & Use Tax, Revenue, 2024, AG Insured, 4%, 11/01/54 ................. 1,455,000 1,476,506
8,641,810
California 9.0%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,798,973
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,723,416
California Community Choice Financing Authority ,
c
Revenue, 2023 A-1, Mandatory Put, 5%, 8/01/29 .......................... 5,000,000 5,227,146
c
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 43,250,000 45,781,531
c
Revenue, 2025 A, Mandatory Put, 5%, 5/01/35 ............................ 1,750,000 1,799,527
c
Revenue, 2026 A-1, Mandatory Put, 5%, 2/01/36 .......................... 5,000,000 5,361,597
Revenue, 2026 B, 5%, 3/01/36 ........................................ 16,000,000 16,742,526
d
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 22,400,000 18,649,922
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 14,719,735
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 6,813,353
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group, Revenue, 2022 A, AG Insured, 5%, 8/15/42 425,000 441,862
Enloe Medical Center Obligated Group, Revenue, 2022 A, AG Insured, 5.125%,
8/15/47 ........................................................ 620,000 631,707
Enloe Medical Center Obligated Group, Revenue, 2022 A, AG Insured, 5.25%,
8/15/52 ........................................................ 7,815,000 7,931,645
Enloe Medical Center Obligated Group, Revenue, 2022 A, AG Insured, 5.375%,
8/15/57 ........................................................ 12,495,000 12,735,934
d
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 12,000,000 7,921,466
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 4,549,645

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... $ 26,500,000 $ 20,162,901
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,469,981
Corona-Norco Unified School District ,
GO, C, AG Insured, 6.2%, 8/01/29 ..................................... 3,250,000 3,402,062
GO, C, Pre-Refunded, AG Insured, 6.8%, 8/01/39 ......................... 8,500,000 8,945,038
e
GO, C, AG Insured, 3.86%, 8/01/39 .................................... 7,500,000 4,537,252
d
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 8,396,675
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,631,669
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,728,298
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 10,954,817
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,117,292
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 2,520,000 2,340,886
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 6,387,062
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,833,207
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,892,686
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 1,670,000 1,144,866
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 15,000,000 10,729,480
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 21,417,933
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 19,122,013
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AG Insured, 5.4%, 1/15/30 .................... 15,475,000 17,061,050
Revenue, 2013 A, Refunding, 6.85%, 1/15/42 ............................. 20,000,000 23,845,764
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 12,500,000 15,147,316
e
New Haven Unified School District ,
GO, 2009, AG Insured, 2.96%, 8/01/31 .................................. 2,055,000 1,762,519
GO, 2009, AG Insured, 3.07%, 8/01/32 .................................. 7,830,000 6,481,508
GO, 2009, AG Insured, 3.17%, 8/01/33 .................................. 7,660,000 6,106,206
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,897,262
e
Rialto Unified School District , GO , 2011 A , AG Insured , 4.14%, 8/01/36 ........... 20,000,000 13,195,504
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,466,402
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, 5%, 5/01/49 ........................................ 26,805,000 26,840,047
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 13,000,000 13,001,134
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 .................... 2,500,000 2,504,916
e
San Mateo Foster City School District , GO , A , 5.53%, 8/01/42 .................. 50,000,000 56,607,975
e
San Mateo Union High School District ,
GO, 2011 A, 6.131%, 9/01/33 ......................................... 6,065,000 6,217,573
GO, 2011 A, 6.48%, 9/01/41 .......................................... 20,000,000 21,875,488
e
Santa Ana Unified School District ,
GO, 2009 B, AG Insured, 3.36%, 8/01/35 ................................ 10,000,000 7,365,934
GO, 2009 B, AG Insured, 3.46%, 8/01/36 ................................ 18,865,000 13,314,383
GO, 2009 B, AG Insured, 3.55%, 8/01/37 ................................ 10,000,000 6,751,256
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.099% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,843,467
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 .................... 20,000 20,037
e
West Contra Costa Unified School District ,
GO, C-1, Refunding, AG Insured, 2.74%, 8/01/29 .......................... 10,000,000 9,158,222
GO, C-1, Refunding, AG Insured, 2.85%, 8/01/30 .......................... 20,845,000 18,494,065
GO, C-1, Refunding, AG Insured, 3.04%, 8/01/31 .......................... 20,000,000 17,091,470
GO, C-1, Refunding, AG Insured, 3.06%, 8/01/32 .......................... 10,730,000 8,887,537
699,981,138

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 2.7%
d
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... $ 3,555,000 $ 3,679,381
e
Aurora Crossroads Metropolitan District No. 2 ,
GO, 2025 A-1, Refunding, 0.396%, 12/01/55 ............................. 8,250,000 7,720,415
GO, 2025 A-2, Refunding, 0.41%, 12/01/55 .............................. 7,750,000 7,223,418
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,911,154
d
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,503,887
City & County of Denver ,
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/45 ............... 10,000,000 10,855,235
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 10,000,000 10,109,277
Airport System, Revenue, Sub. Lien, 2018 A, Refunding, 5%, 12/01/37 .......... 10,000,000 10,323,348
Airport System, Revenue, Sub. Lien, 2018 A, Refunding, 5%, 12/01/43 .......... 5,000,000 5,106,024
Airport System, Revenue, Sub. Lien, 2018 A, Refunding, 5.25%, 12/01/43 ....... 11,045,000 11,346,198
Airport System, Revenue, Sub. Lien, 2018 A, Refunding, 5%, 12/01/48 .......... 15,500,000 15,533,162
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 29,690,000 29,720,931
e
Pledged Excise Tax, Revenue, 2018 A-2, 4.17%, 8/01/35 .................... 2,000,000 1,370,326
e
Pledged Excise Tax, Revenue, 2018 A-2, 4.26%, 8/01/36 .................... 2,500,000 1,629,253
e
Pledged Excise Tax, Revenue, 2018 A-2, 4.38%, 8/01/37 .................... 2,455,000 1,514,825
e
Pledged Excise Tax, Revenue, 2018 A-2, 4.5%, 8/01/38 ..................... 2,000,000 1,166,680
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,056,348
Colorado Health Facilities Authority ,
BSLC II Obligated Group, Revenue, Second Tier, 2025, 5.625%, 9/15/59 ........ 6,505,000 6,543,481
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 13,000,000 11,193,930
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 10,500,000 10,828,479
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 4,152,342
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 ..... 1,736,000 1,662,105
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,967,666
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 ................. 1,575,000 1,495,959
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,561,838
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,918,328
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 1,375,000 1,451,303
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 20,000,000 23,989,406
South Maryland Creek Ranch Metropolitan District ,
GO, 2023, Refunding, AG Insured, 5%, 12/01/48 .......................... 800,000 815,179
GO, 2023, Refunding, AG Insured, 5.125%, 12/01/57 ....................... 2,150,000 2,181,300
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ...................... 15,000,000 15,759,093
211,290,271
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 2,202,725
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,572,910
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/41 ... 5,000,000 4,800,964
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 5,543,490
18,120,089
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,104,756
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,411,152
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,014,754
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 600,000 550,059

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
Delaware State Economic Development Authority, (continued)
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... $ 3,300,000 $ 2,711,112
6,791,833
Florida 8.4%
Abbott Square Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 1,300,000 1,319,634
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 2,389,740
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,514,289
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,015,000 4,621,702
Babcock Ranch Community Independent Special District ,
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,771,616
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 1,500,000 1,275,487
d
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 629,824
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,036,866
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,578,173
Provident Group - Continuum Properties LLC, Revenue, Senior Lien, 2023 A-1, 5%,
11/01/53 ....................................................... 3,310,000 3,044,779
Provident Group - Continuum Properties LLC, Revenue, Senior Lien, 2023 A-1, 5%,
11/01/58 ....................................................... 3,895,000 3,492,491
Capital Trust Agency, Inc. ,
d
Kingdom Kensington LLC, Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .......... 22,800,000 20,719,915
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 502,429
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 298,915
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 314,784
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 386,241
d
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,394,972
Capital Trust Authority ,
d,e
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2024, Refunding, 5.75%,
3/01/29 ........................................................ 55,285,000 47,174,054
Seaside School Consortium, Inc., Revenue, 2024 A, 5.125%, 6/15/59 ........... 1,485,000 1,374,503
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 4,890,429
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,825,287
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 16,292,618
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. 1,140,000 983,051
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,845,000 1,592,787
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,122,135
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 8,821,519
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 ................. 10,325,000 10,537,025
City of Gainesville ,
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 18,010,000 18,440,232
Utilities System, Revenue, 2019 A, Pre-Refunded, 5%, 10/01/47 ............... 125,000 134,393
e
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, 2.97%, 10/01/26 ........ 1,500,000 1,481,466
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, 2.97%, 10/01/26 .... 4,500,000 4,444,397

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 ................. $ 10,000,000 $ 10,010,722
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,991,712
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 3,945,479
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 8,153,286
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/47 ........................................................ 5,750,000 5,107,938
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/47 ........................................................ 7,845,000 7,921,269
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ...... 15,000,000 15,032,463
e
City of Tampa ,
State of Florida Cigarette Tax, Revenue, 2020 A, 3.98%, 9/01/35 .............. 755,000 524,429
State of Florida Cigarette Tax, Revenue, 2020 A, 4.1%, 9/01/36 ............... 800,000 528,171
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 ..... 15,000,000 13,095,308
County of Miami-Dade ,
Aviation, Revenue, 2025 A, 5.25%, 10/01/50 ............................. 6,740,000 6,972,780
Seaport Department, Revenue, Senior Lien, 2022 A, Refunding, 5.25%, 10/01/52 .. 6,000,000 6,105,914
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 4,668,713
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 4,581,787
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 27,500,000 24,980,057
County of Monroe ,
Airport, Revenue, 2022, 5.25%, 10/01/47 ................................ 1,000,000 1,016,688
Airport, Revenue, 2022, 5%, 10/01/52 .................................. 1,500,000 1,484,900
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ... 4,500,000 4,510,647
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51 1,000,000 888,573
Cypress Mill Community Development District ,
Special Assessment, 2023, 5%, 5/01/43 ................................. 560,000 571,091
Special Assessment, 2023, 5%, 5/01/53 ................................. 1,000,000 982,126
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 4,009,538
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 741,960
d
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,535,428
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 . 4,165,000 4,300,257
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/37 . 6,000,000 6,174,313
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/40 . 4,000,000 4,086,613
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/45 . 19,465,000 17,275,279
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 18,985,000 16,338,628
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 1,003,854
Florida Development Finance Corp. ,
Brightline Trains Florida LLC, Revenue, 2024, Refunding, AG Insured, 5.25%,
7/01/47 ........................................................ 28,000,000 28,008,792
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 312,033
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 504,340
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,427,493
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/38 .................................................... 1,400,000 1,453,791
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 2,750,000 2,845,848

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Housing Finance Corp. ,
Revenue, 2020-1, GNMA Insured, 2.75%, 7/01/50 ......................... $ 1,410,000 $ 1,024,146
Revenue, 2025-3, GNMA Insured, 5.05%, 7/01/50 ......................... 2,825,000 2,868,335
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 825,395
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 4%, 10/01/49 ....................................... 15,000,000 13,183,398
Revenue, Sub. Lien, 2017 A, 5%, 10/01/47 ............................... 10,925,000 10,947,832
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,502,357
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,190,779
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,499,352
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,643,318
Hillsborough County Aviation Authority , Revenue , 2018 E , 5% , 10/01/48 .......... 5,000,000 5,010,035
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,719,477
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,590,028
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.375% , 5/01/55 .............................................. 1,000,000 983,473
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 702,753
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 253,783
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,148,505
Lakewood Ranch Stewardship District ,
Special Assessment, 2025, 6%, 5/01/56 ................................. 7,210,000 7,534,919
Assessments, Special Assessment, 2024, 5.55%, 5/01/54 ................... 530,000 537,237
Calusa, Special Assessment, 2025, 5.9%, 5/01/55 ......................... 1,000,000 1,038,916
Saddlestone Project Phase 1/2, Special Assessment, 2026, 5.5%, 5/01/56 ....... 1,800,000 1,819,005
Lee County Industrial Development Authority ,
Shell Point Obligated Group, Revenue, 2019, 5%, 11/15/44 .................. 6,360,000 6,441,300
Shell Point Obligated Group, Revenue, 2024 C, 5%, 11/15/54 ................. 2,700,000 2,614,523
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 221,362
Los Cayos Community Development District ,
Special Assessment, 2024, 5.25%, 6/15/44 .............................. 850,000 877,515
Special Assessment, 2024, 5.55%, 6/15/54 .............................. 800,000 808,303
Miami-Dade County Expressway Authority , Revenue , A , Refunding , 5% , 7/01/40 .... 40,000,000 40,028,044
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,123,220
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,700,000 4,883,966
d
Newton Road Community Development District , Special Assessment , 144A, 2025 ,
5.75% , 6/15/55 ................................................... 875,000 885,173
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 752,135
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,319,027
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 6,411,566
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/36 .... 1,235,000 1,235,489

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Health Facilities Authority, (continued)
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... $ 5,060,000 $ 5,060,789
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/47 .... 130,000 126,284
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 C, Refunding,
7.625%, 5/15/58 ................................................. 1,620,000 1,795,118
Lifespace Communities, Inc. Obligated Group, Revenue, 2026 B, 5.625%, 5/15/61 . 2,825,000 2,841,374
PBR Community Development District , User Fee , Special Assessment , 2026 A-2 ,
Refunding , 5.125% , 3/01/56 .......................................... 1,000,000 973,822
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AG Insured, 2.625%, 5/01/34 1,200,000 1,065,148
Special Assessment, Senior Lien, 2020 A-1, Refunding, AG Insured, 2.8%, 5/01/37 995,000 847,329
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,493,209
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 706,274
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,134,370
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 430,184
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 664,721
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,356,643
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,601,285
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,350,860
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 612,005
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,037,592
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,813,424
Sarasota County Public Hospital District ,
Obligated Group, Revenue, 2022, 4%, 7/01/52 ............................ 15,000,000 13,100,661
Sarasota County Public Hospital District Obligated Group, Revenue, 2018, 4%,
7/01/48 ........................................................ 10,000,000 8,999,820
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,066,051
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 431,192
South Fork East Community Development District ,
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/26 ............. 100,000 100,000
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/31 ............. 246,000 238,311
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/38 ............. 597,000 527,980
g
Southern Groves Community Development District No. 5 , Special Assessment , 2026 ,
5.7% , 5/01/52 .................................................... 1,350,000 1,351,050
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,927,891
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ........... 260,000 263,374
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 938,228
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,633,682
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 , 4% ,
5/01/51 ......................................................... 1,165,000 975,523
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,824,486
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 .............................. 5,000,000 5,034,657
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55 1,720,000 1,686,571

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AG Insured , 5% , 11/01/35 ............... $ 5,000,000 $ 5,040,958
d
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 4.55%, 5/01/44 ......................... 750,000 734,750
Special Assessment, 144A, 2024, 4.8%, 5/01/55 .......................... 1,745,000 1,656,181
Phase I, Special Assessment, 144A, 2023, 5%, 5/01/43 ..................... 1,500,000 1,529,543
Phase I, Special Assessment, 144A, 2023, 5.25%, 5/01/54 ................... 5,975,000 5,950,640
Village Community Development District No. 16 , Special Assessment , 2025 , 5.125% ,
5/01/56 ......................................................... 5,500,000 5,452,361
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 5% , 10/15/49 .......................... 3,000,000 3,056,776
West Lake Community Development District , Special Assessment , 2025 , 5.5% , 6/15/55 885,000 879,707
Wildwood Utility Dependent District , Revenue , 2023 , AG Insured , 5.5% , 10/01/53 ... 6,970,000 7,384,636
653,818,099
Georgia 3.6%
Atlanta Development Authority (The) ,
d
PRG - CAU Properties LLC, Revenue, 144A, 2025 A, 6% , 7/01/50 ............. 1,650,000 1,703,420
d
PRG - CAU Properties LLC, Revenue, 144A, 2025 A, 6%, 7/01/55 ............. 1,550,000 1,586,960
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,047,507
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 13,728,113
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 10,000,000 10,019,104
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2023 E, 5.25%, 7/01/43 ... 4,250,000 4,571,158
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 4,845,000 4,916,801
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,915,764
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,273,490
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 17,914,020
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,388,995
Oglethorpe Power Corp., Revenue, 2017 D, Refunding, 4.125%, 11/01/45 ....... 18,500,000 17,678,563
Development Authority of Rockdale County ,
Revenue, 2025 A-1, Refunding, 5.375%, 12/01/36 ......................... 7,985,000 8,297,110
e
Revenue, Sub. Lien, 2025 A-1, Refunding, 3.61%, 12/01/45 .................. 40,517,316 20,224,178
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 15,000,000 15,009,602
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,065,000 5,067,894
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 10,250,000 10,447,783
Main Street Energy, Inc. , Revenue , 2025 D , 5% , 12/01/33 ..................... 7,500,000 7,896,239
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,241,987
c
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 10,000,000 10,144,665
c
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 5,000,000 5,080,139
c
Revenue, 2023 D, Mandatory Put, 5%, 12/01/30 ........................... 33,595,000 35,458,451
c
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 20,000,000 21,342,806
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 A , 5% , 7/01/55 ........ 12,500,000 13,026,149
Municipal Electric Authority of Georgia ,
PowerSouth Energy Cooperative, Revenue, 2021 A, Refunding, 5%, 1/01/63 ..... 7,920,000 7,760,052
PowerSouth Energy Cooperative, Revenue, 2022 A, 5.5%, 7/01/63 ............ 2,500,000 2,561,154
PowerSouth Energy Cooperative, Revenue, 2023 A, 5.5%, 7/01/64 ............ 5,000,000 5,130,705
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,005,060

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.25% , 6/01/61 .. $ 4,325,000 $ 4,295,813
278,733,682
Hawaii 1.5%
City & County Honolulu ,
Wastewater System, Revenue, Senior Lien, 2024 A, 5%, 7/01/49 .............. 15,400,000 16,156,476
Wastewater System, Revenue, Senior Lien, 2024 A, 5.25%, 7/01/54 ............ 7,000,000 7,409,011
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 20,805,000 21,181,887
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 21,315,000 21,396,400
Airports System, Revenue, 2022 A, 4%, 7/01/47 ........................... 10,000,000 8,952,665
Airports System, Revenue, 2022 A, 5%, 7/01/47 ........................... 13,200,000 13,492,303
Airports System, Revenue, 2025 C, Refunding, 5%, 7/01/45 .................. 2,390,000 2,506,568
Department of Budget & Finance, Revenue, 2019, Refunding, 3.2%, 7/01/39 ..... 10,000,000 8,635,996
Department of Budget & Finance, Revenue, 2019, 3.5%, 10/01/49 ............. 17,035,000 13,711,271
113,442,577
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 7,750,000 8,012,668
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 5,758,032
Idaho Housing & Finance Association ,
White Pine Charter School, Inc., Revenue, 2023 A, 5.5%, 5/01/43 ............. 350,000 363,853
White Pine Charter School, Inc., Revenue, 2023 A, 5.75%, 5/01/48 ............. 525,000 544,130
White Pine Charter School, Inc., Revenue, 2023 A, 5.75%, 5/01/58 ............. 1,000,000 1,024,730
15,703,413
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 20,993,770
Chicago Midway International Airport , Revenue, Senior Lien , 2023 A , Refunding , BAM
Insured , 5.5% , 1/01/53 .............................................. 6,000,000 6,253,141
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,105,055
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 6,500,000 6,530,799
Revenue, Senior Lien, 2017 D, Refunding, 5%, 1/01/52 ..................... 6,335,000 6,298,956
Revenue, Senior Lien, 2018 A, Refunding, 5%, 1/01/53 ..................... 10,000,000 9,893,381
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 36,500,000 36,280,044
Revenue, Senior Lien, 2024 A, 5.5%, 1/01/53 ............................. 13,115,000 13,651,994
Revenue, Senior Lien, 2025 E, BAM Insured, 5%, 1/01/60 ................... 6,000,000 5,978,041
Chicago Park District , GO , 2020 C , BAM Insured , 4% , 1/01/41 ................. 1,400,000 1,375,840
City of Chicago ,
GO, 2023 A, 5.5%, 1/01/39 ........................................... 4,210,000 4,384,344
GO, 2023 A, 5.5%, 1/01/40 ........................................... 15,555,000 16,142,387
GO, 2024 A, 5%, 1/01/45 ............................................ 3,130,000 3,019,775
GO, 2024 A, 5.25%, 1/01/45 .......................................... 5,690,000 5,670,282
GO, 2025 A, 6%, 1/01/50 ............................................ 24,280,000 25,333,917
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 3,889,760
a,h
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 1,049,554 —
a,h
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 494,846 —
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 704,394
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 844,550

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. $ 750,000 $ 618,817
Memorial Health System, Revenue, 2026, 5.5%, 4/01/56 .................... 7,000,000 7,359,493
Moorings of Arlington Heights LLC Obligated Group (The), Revenue, 2025 A,
Refunding, 5.375%, 11/01/50 ....................................... 1,435,000 1,432,734
Moorings of Arlington Heights LLC Obligated Group (The), Revenue, 2025 A,
Refunding, 5.375%, 11/01/55 ....................................... 1,305,000 1,280,225
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 2,780,000 2,823,102
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AG Insured, 4%, 1/01/40 ......................... 3,700,000 3,700,860
GO, 2020 C, Refunding, AG Insured, 4%, 1/01/45 ......................... 3,125,000 3,050,325
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 1,725,000 1,736,403
e
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2002 A, NATL
Insured, 3.93%, 12/15/37 .......................................... 10,000,000 6,384,375
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2020 A,
Refunding, 5%, 6/15/50 ............................................ 8,500,000 8,497,288
State of Illinois McCormick Place Expansion Project Fund, Revenue, 2022 A,
Refunding, 4%, 6/15/52 ............................................ 36,000,000 30,916,282
e
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AG Insured, 3.49%, 12/01/26 ....................................... 2,465,000 2,415,348
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AG Insured, ETM, 2.95%, 12/01/26 ................................... 5,235,000 5,145,478
State of Illinois ,
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,006,727
GO, 2017 A, 5%, 12/01/36 ........................................... 6,070,000 6,201,084
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,109,377
GO, 2017 D, 5%, 11/01/28 ........................................... 6,425,000 6,624,742
GO, 2019 A, 5%, 11/01/28 ........................................... 10,000,000 10,510,881
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,403,370
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,406,300
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,553,146
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,451,551
GO, 2021 A, 4%, 3/01/38 ............................................ 5,000,000 4,926,898
GO, 2022 B, 5%, 10/01/30 ........................................... 14,650,000 15,863,518
GO, 2022 B, 5% , 10/01/31 ........................................... 26,500,000 29,014,781
GO, 2022 C, 5%, 10/01/38 ........................................... 15,000,000 16,033,453
GO, 2022 C, 5.5%, 10/01/40 ......................................... 18,050,000 19,637,712
GO, 2022 C, 5.5%, 10/01/41 ......................................... 10,000,000 10,825,273
GO, 2022 C, 5.5%, 10/01/44 ......................................... 16,000,000 17,031,632
GO, 2023 B, 5.5%, 5/01/47 .......................................... 2,500,000 2,609,276
GO, 2026 C, 5.5%, 4/01/51 .......................................... 6,220,000 6,509,053
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, Pre-Refunded, 3.75%,
12/01/36 ....................................................... 9,725,000 9,988,234
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, Pre-Refunded, 5.75%,
12/01/36 ....................................................... 770,000 789,191
d
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 6,885,000 6,931,256
445,138,615
Indiana 1.8%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,224,159

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 ..... $ 10,000,000 $ 7,166,681
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 11,976,694
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 14,391,206
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 6,908,764
CHF - Tippecanoe LLC, Revenue, 2023 A, 5%, 6/01/53 ..................... 2,300,000 2,206,734
CHF - Tippecanoe LLC, Revenue, 2023 A, 5.125%, 6/01/58 .................. 1,650,000 1,590,294
CHF - Tippecanoe LLC, Revenue, 2023 A, 5.375%, 6/01/64 .................. 6,010,000 5,964,187
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 16,954,779
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,515,000 23,675,057
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 6,312,639
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,413,092
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 4,834,817
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 B, 5.375%, 5/01/50 . 5,400,000 5,429,867
Indiana Masonic Home, Inc. Obligated Group, Revenue, 2025 B, 5.5%, 5/01/54 ... 5,400,000 5,450,338
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,592,064
Westminster Village Greenwood, Inc. Obligated Group, Revenue, 2025 A, 5.75%,
5/15/55 ........................................................ 7,765,000 7,945,976
Westminster Village Greenwood, Inc. Obligated Group, Revenue, 2025 A, 5.75%,
5/15/60 ........................................................ 2,000,000 2,027,760
Indiana Municipal Power Agency , Revenue , 2016 A , Refunding , 4% , 1/01/42 ....... 5,860,000 5,861,590
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 2,750,000 2,870,050
140,796,748
Iowa 0.6%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/36 .... 1,400,000 1,400,554
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/41 .... 3,600,000 3,600,562
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 3,225,000 3,103,695
c
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding,
Mandatory Put, 3.098%, 5/15/26 ..................................... 8,250,000 8,238,952
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6.75%,
5/15/33 ........................................................ 2,000,000 2,267,420
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.25%,
5/15/38 ........................................................ 2,750,000 3,132,429
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.5%,
5/15/53 ........................................................ 4,120,000 4,551,416
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 .. 20,730,000 18,063,467
44,358,495
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,014,404
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 16,574,797
21,589,201
Kentucky 1.6%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,483,454
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ... 5,000,000 4,838,473
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,021,254
County of Carroll , Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .. 3,000,000 2,667,647
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,649
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ....... 2,340,000 1,615,079

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ $ 2,500,000 $ 2,508,906
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,111,460
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,180,631
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 653,063
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 282,376
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,385,708
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,003,908
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 7,779,752
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 8,015,000 8,043,900
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,797,080
Kentucky Public Energy Authority ,
c
Revenue, 2022 A-2, Mandatory Put, 3.632%, 8/01/30 ....................... 5,000,000 5,010,960
Revenue, 2025 B, 5%, 12/01/33 ....................................... 23,465,000 23,941,130
Revenue, 2025 C, Refunding, 5%, 5/01/36 ............................... 14,830,000 15,775,917
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ......... 2,000,000 1,380,410
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2017 A , 4% ,
5/15/48 ......................................................... 2,750,000 2,559,210
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,452,229
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................ 2,250,000 2,204,500
123,697,696
Louisiana 3.2%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 10,037,125
Water & Sewer, Revenue, Junior Lien, 2019 B, AG Insured, 4%, 12/01/44 ........ 6,535,000 6,345,118
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 8,500,000 7,572,566
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,255,000 3,795,700
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,150,000 1,975,657
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 1,867,545 1,713,858
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,900,000 1,724,944
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 8,180,000 7,700,413
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 3,510,000 3,182,172
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 5,135,000 4,580,710
e
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-2, Refunding,
2.28%, 12/01/44 ................................................. 59,310,000 39,019,509
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.5%, 9/01/59 ...... 50,725,000 51,355,644
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.75%, 9/01/64 ..... 2,000,000 2,056,818
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 9,000,000 8,890,326
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 17,595,000 17,425,391
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 27,500,000 27,584,084
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AG
Insured, 3%, 5/15/47 .............................................. 9,925,000 7,526,340
Ochsner Clinic Foundation Obligated Group, Revenue, 2025 A, Refunding, 5.25%,
5/15/55 ........................................................ 17,500,000 18,149,549
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,039,247
d
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 10,717,013
South Quad L3C, Revenue, 2025, AG Insured, 5.25%, 7/01/65 ................ 5,000,000 5,190,408

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ $ 9,675,000 $ 9,637,502
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 2,000,000 1,973,415
250,193,509
Maine 0.0%
†
Finance Authority of Maine , University of New England , Revenue , 2025 , 5.5% , 7/01/55 2,500,000 2,635,646
Maryland 1.6%
Maryland Economic Development Corp. ,
Morgan State University Student Housing, Revenue, 2020, 5%, 7/01/56 ......... 1,415,000 1,392,754
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 890,675
Purple Line Transit Partners LLC, Revenue, 2022 A, 5%, 11/12/28 ............. 10,000,000 10,030,092
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 10,015,274
University of Maryland Leonardtown Project, Revenue, 2024, AG Insured, 5%,
7/01/54 ........................................................ 10,000,000 10,100,753
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 12,577,239
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 19,283,078
Loyola University Maryland, Inc., Revenue, 2025, Refunding, 5%, 10/01/54 ...... 28,325,000 28,669,441
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 15,465,000 15,583,955
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 10,718,210
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,253,993
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,455,000 3,228,202
125,743,666
Massachusetts 1.4%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 10,000,000 9,819,741
GO, 2018 E, 5.25%, 9/01/43 ......................................... 10,000,000 10,371,336
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 14,055,000 14,225,553
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 2,750,000 2,801,100
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28 10,000,000 10,551,183
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 15,079,648
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,227,991
Massachusetts Educational Financing Authority ,
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,136,596
Revenue, 2025 B, 5.5%, 7/01/55 ...................................... 6,000,000 6,061,385
Revenue, Sub. Lien, 2017 B, Refunding, 4.25%, 7/01/46 .................... 1,835,000 1,650,953
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 .................. 24,870,000 25,109,578
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,196,918
108,231,982
Michigan 0.9%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,019
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,020
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,009,482
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 2,011,081

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... $ 1,500,000 $ 1,505,556
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 250,000 248,719
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 2,250,000 2,215,145
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 3,440,978
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 825,000 826,973
Michigan State Housing Development Authority ,
Revenue, 2023 B, Refunding, 5%, 6/01/54 ............................... 3,500,000 3,549,029
Revenue, 2025 C, 5%, 6/01/46 ........................................ 7,950,000 8,131,988
Revenue, 2025 C, 5.05%, 6/01/51 ..................................... 10,000,000 10,132,342
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 13,345,000 13,222,241
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 6,605,522
Pontiac School District , GO , 2020 , 4% , 5/01/50 ............................. 8,665,000 7,882,648
g
Southfield Public Schools , GO , 2026 , 5% , 5/01/56 ........................... 2,350,000 2,410,550
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AG Insured , 5.5% , 12/01/48 .................................... 5,000,000 5,285,450
68,497,743
Mississippi 1.1%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,512,337
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,650,032
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AG Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,457,623
d
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 2,310,000 2,211,703
d
Mississippi Home Corp. ,
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-1, Refunding,
4.5%, 12/01/31 .................................................. 7,595,000 7,646,026
e
Patriot Services Group Obligated Group, Revenue, 144A, 2024-2 A-2, Refunding,
2.34%, 12/01/44 ................................................. 51,565,000 33,924,144
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,367,898
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 20,000,000 19,902,614
83,672,377
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 18,954,886
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 3,999,996
Mercy Health, Revenue, 2023, 5%, 12/01/52 ............................. 5,000,000 5,143,634
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AG Insured , 5% , 3/01/49 ...................................... 20,000,000 20,154,804
Missouri Housing Development Commission , Revenue , 2025 D , GNMA Insured ,
5.05% , 11/01/45 ................................................... 5,000,000 5,168,625
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AG Insured , 5% ,
10/01/45 ........................................................ 5,000,000 5,138,695
58,560,640
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/43 ............................... 6,440,000 6,565,905

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska 0.4%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... $ 10,000,000 $ 10,467,255
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................ 12,935,000 12,120,377
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 ....... 7,340,000 7,357,287
29,944,919
Nevada 0.1%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,762,238
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 850,000 865,733
Reno-Tahoe Airport Authority , Revenue , 2024 A , 5.25% , 7/01/54 ................ 1,860,000 1,895,978
5,523,949
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
Adventist Health System/West Obligated Group, Revenue, 2024 C, 5.25%, 7/01/54 21,315,000 20,889,508
Greater Raleigh Area Christian Education, Inc., Revenue, 2025, 6%, 8/01/65 ..... 10,000,000 9,995,562
f
National Finance Authority, Revenue, FRN, 2024-3, A, 3.776%, 10/20/41 ........ 4,943,235 4,830,372
Presbyterian Homes Obligated Group, Revenue, 2023 A, 5.25%, 7/01/48 ........ 2,250,000 2,276,230
New Hampshire Health and Education Facilities Authority Act , Elliot Hospital Obligated
Group , Revenue , 2016 , Refunding , 5% , 10/01/38 .......................... 4,000,000 4,016,753
42,008,425
New Jersey 2.9%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,207,684
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 . 4,000,000 4,392,974
New Jersey Economic Development Authority ,
State of New Jersey, Revenue, 2020 A, 5%, 11/01/44 ....................... 10,000,000 10,299,195
State of New Jersey, Revenue, 2022 A, 5%, 11/01/52 ....................... 10,000,000 10,247,844
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,071,694
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,405,031
Revenue, 2025 1-C, Refunding, 5.5%, 12/01/55 ........................... 5,500,000 5,561,951
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 410,000 409,954
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 3,890,000 3,793,541
Revenue, Senior Lien, 2023 B, 4%, 12/01/44 ............................. 6,880,000 6,655,299
New Jersey Transportation Trust Fund Authority ,
e
State of New Jersey, Revenue, 2009 A, BAM Insured, 3.87%, 12/15/39 ......... 25,000,000 14,908,570
State of New Jersey, Revenue, 2015 AA, 5%, 6/15/45 ...................... 15,000,000 15,007,597
State of New Jersey, Revenue, 2018 A, Refunding, 5%, 12/15/36 .............. 7,000,000 7,299,256
State of New Jersey, Revenue, 2019 AA, 5.25%, 6/15/43 .................... 5,000,000 5,187,031
State of New Jersey, Revenue, 2020 AA, 5%, 6/15/35 ...................... 3,000,000 3,233,814
State of New Jersey, Revenue, 2020 AA, 5%, 6/15/37 ...................... 5,220,000 5,584,088
State of New Jersey, Revenue, 2020 AA, 5%, 6/15/38 ...................... 1,000,000 1,066,117
State of New Jersey, Revenue, 2020 AA, 5%, 6/15/39 ...................... 4,240,000 4,504,303
State of New Jersey, Revenue, 2020 AA, 5%, 6/15/40 ...................... 2,500,000 2,646,936
State of New Jersey, Revenue, 2020 AA, 5%, 6/15/45 ...................... 12,000,000 12,450,743
State of New Jersey, Revenue, 2020 AA, 4%, 6/15/50 ...................... 39,000,000 35,652,704
State of New Jersey, Revenue, 2021 A, Refunding, 5%, 6/15/31 ............... 7,250,000 8,002,684
State of New Jersey, Revenue, 2021 A, Refunding, 5%, 6/15/33 ............... 1,250,000 1,368,826
State of New Jersey, Revenue, 2022 BB, 4%, 6/15/46 ...................... 17,000,000 16,048,452
State of New Jersey, Revenue, 2022 CC, Pre-Refunded, 5.5%, 6/15/50 ......... 2,000,000 2,342,314

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Tobacco Settlement Financing Corp. , Revenue, Sub. Lien , 2018 B , Refunding ,
5% , 6/01/46 ...................................................... $ 28,480,000 $ 27,735,940
225,084,542
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 19,024,271
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 15,106,118
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 980,711
35,111,100
New York 7.8%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,922,376
City of New York ,
GO, 2018 E-1, 5%, 3/01/41 .......................................... 11,355,000 11,609,848
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,664,250
GO, 2023 A-1, 4%, 9/01/46 .......................................... 6,000,000 5,642,438
GO, 2025 G-1, 5.25%, 2/01/53 ........................................ 4,250,000 4,445,183
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 35,500,613
Genesee County Funding Corp. (The) , Monroe Sustainable Energy Partners LLC ,
Revenue , 2025 A , 5.5% , 12/01/55 ..................................... 3,500,000 3,607,733
Metropolitan Transportation Authority ,
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 15,000,000 15,014,853
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,191,699
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 47,108,991
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 9,274,362
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 24,651,818
Revenue, 2020 D, 5%, 11/15/44 ....................................... 35,000,000 36,089,281
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 17,593,176
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 905,000 839,750
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,725,000 6,315,408
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 CC-1 , Refunding , 5% , 6/15/46 .................................... 22,500,000 22,562,008
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 19,100,280
Future Tax Secured, Revenue, 2026 A-1, 5%, 5/01/42 ...................... 12,025,000 13,244,607
Future Tax Secured, Revenue, Sub. Lien, 2020 B-1, 4%, 11/01/47 ............. 10,000,000 9,208,014
Future Tax Secured, Revenue, Sub. Lien, 2024 F-1, 5.25%, 2/01/53 ............ 10,000,000 10,425,924
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 7,325,373
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 45,811,496
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 29,403,586
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,591,512
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 13,695,932
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 16,483,808
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 60,365,000 62,053,210
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,282
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 17,608,126
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/44 7,000,000 6,785,781
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 11,173,250

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... $ 5,000,000 $ 5,118,822
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/36 .......................... 5,560,000 5,650,652
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 9,360,000 9,609,313
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 5,000,000 5,297,138
JFK Millennium Partners LLC, Revenue, 2024 A, Refunding, AG Insured, 5.25%,
12/31/54 ....................................................... 12,500,000 12,657,026
JFK NTO LLC, Revenue, 2023, AG Insured, 5.125%, 6/30/60 ................. 2,000,000 2,010,012
JFK NTO LLC, Revenue, 2023, 5.375%, 6/30/60 .......................... 10,390,000 10,297,275
JFK NTO LLC, Revenue, 2024, AG Insured, 5%, 6/30/54 .................... 13,500,000 13,422,310
JFK NTO LLC, Revenue, 2024, 5.5%, 6/30/60 ............................ 4,350,000 4,379,775
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ........... 13,500,000 12,282,111
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............ 10,000,000 8,942,802
602,617,204
North Carolina 0.6%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AG Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,179,360
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,146,328
e
North Carolina Turnpike Authority ,
Revenue, 2009 B, AG Insured, 3.47%, 1/01/33 ............................ 25,000,000 19,916,228
Revenue, 2009 B, AG Insured, 3.54%, 1/01/34 ............................ 15,000,000 11,483,673
Revenue, 2009 B, AG Insured, 3.63%, 1/01/35 ............................ 15,215,000 11,168,292
49,893,881
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 2,300,000 2,185,083
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 2,000,000 1,815,304
Altru Health System Obligated Group, Revenue, 2023 A, AG Insured, 5%, 12/01/53 2,440,000 2,470,166
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 5,500,000 5,584,527
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AG Insured, 4%, 4/01/44 .............................. 10,000,000 9,602,172
Revenue, 2019 A, AG Insured, 4%, 4/01/50 .............................. 9,620,000 8,442,530
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,571,639
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,079,090
45,750,511
Ohio 1.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,917,440
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,796,036
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/55 ... 17,835,000 18,698,154
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, 4%, 7/01/40 ................... 10,405,000 9,767,029
Ohio Living Obligated Group, Revenue, 2022, Pre-Refunded, 4%, 7/01/40 ....... 5,000 5,283
County of Hamilton ,
Life Enriching Communities Obligated Group, Revenue, 2023 A, 5.75%, 1/01/53 ... 4,530,000 4,674,051
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 7,246,559
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... 6,815,000 6,646,255
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,360,015
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,170,598
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,380,033

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... $ 35,000,000 $ 39,243,435
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 9,445,000 8,909,027
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, Pre-Refunded,
4%, 1/01/46 .................................................... 555,000 574,072
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 615,428
Summit County Development Finance Authority , UAkronPark , Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,273,190
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/62 ................................................... 3,500,000 3,487,656
125,764,261
Oklahoma 0.1%
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ................... 6,000,000 6,334,107
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 ............. 4,000,000 3,798,990
10,133,097
Oregon 0.8%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ... 12,210,000 11,184,972
Multnomah County School District No. 1J Portland , GO , 2026 , 5% , 6/15/51 ........ 10,000,000 10,488,812
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/44 .................................... 2,450,000 2,498,775
Airport, Revenue, 27 A, 5%, 7/01/38 .................................... 10,000,000 10,488,520
Airport, Revenue, 27 A, 5%, 7/01/45 .................................... 10,000,000 10,241,479
Airport, Revenue, 29, 5.5%, 7/01/48 .................................... 18,500,000 19,564,425
64,466,983
Pennsylvania 1.5%
Allentown Commercial and Industrial Development Authority ,
d
Executive Education Academy Charter School, Revenue, 144A, 2024, Refunding,
5%, 7/01/59 .................................................... 5,000,000 4,513,498
Lincoln Leadership Academy Charter School, Revenue, 2023, 6%, 6/15/53 ....... 1,600,000 1,631,394
Cumberland County Municipal Authority , Messiah Village Obligated Group , Revenue ,
2026 A , Refunding , 5.5% , 6/01/56 ..................................... 4,000,000 4,032,995
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,850,284
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 305,000 307,003
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 340,604
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,606,572
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... 13,785,000 11,102,129
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 3,918,235
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 570,395
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,010,343
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 8,982,031
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/53 ........................................................ 4,000,000 4,016,902
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 6%, 6/30/61 5,020,000 5,294,679
Presbyterian Homes Obligated Group, Revenue, 2023 B-1, 5.25%, 7/01/49 ...... 1,000,000 1,008,828
UPMC Obligated Group, Revenue, 2022 A, Refunding, 4%, 2/15/40 ............ 5,240,000 5,053,613

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group, Revenue, 2026 A, Refunding, 5%, 12/15/56 ........... $ 12,000,000 $ 12,139,856
Pennsylvania Housing Finance Agency ,
Revenue, 2022-139 A, Refunding, 4%, 10/01/37 ........................... 9,100,000 9,123,474
Revenue, 2023-143 A, 5.45%, 4/01/51 .................................. 10,000,000 10,341,002
Revenue, 2025-149 A, Refunding, 5.2%, 4/01/53 .......................... 2,815,000 2,875,326
Pennsylvania Turnpike Commission ,
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 8,233,871
Revenue, 2023 A, Refunding, 5%, 12/01/53 .............................. 7,585,000 7,879,560
114,832,594
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. 2,375,000 2,380,119
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ... 90,000 90,212
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2024 A, 4.125%, 12/01/43 .......................... 2,120,000 2,036,046
Revenue, Senior Lien, 2025 A, 5%, 12/01/44 ............................. 5,060,000 5,048,513
9,554,890
South Carolina 1.1%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,468,700
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,265,000 1,080,328
c
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,727,039
South Carolina Jobs-Economic Development Authority ,
d
FAH Pelham LLC, Revenue, 144A, 2023 A-1, I, 6.5%, 2/01/56 ................ 24,865,000 25,187,619
d
FAH Pelham LLC, Revenue, 144A, 2023 A-2, I, 10%, 8/01/39 ................. 770,000 756,175
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 15,096,561
South Carolina Ports Authority ,
Revenue, 2018, 5%, 7/01/48 ......................................... 10,000,000 10,025,953
Revenue, 2018, 5%, 7/01/55 ......................................... 10,400,000 10,289,796
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 5,000,000 5,091,335
86,723,506
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 9,624,423
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 15,000,000 15,071,973
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 10,754,763
35,451,159
Tennessee 3.8%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,000,218
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 3,887,005
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 25,075,000 23,116,111
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,295,266
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 121,285
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ... 5,000,000 4,980,792
City of Memphis ,
Memphis Light Gas & Water Division Electric System, Revenue, 2020 A, 3%,
12/01/42 ....................................................... 2,470,000 2,112,307

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Memphis, (continued)
Memphis Light Gas & Water Division Gas, Revenue, 2020, 3%, 12/01/42 ........ $ 1,000,000 $ 855,185
City of Portland , Water & Sewer , Revenue , 2020 , AG Insured , 3% , 4/01/45 ........ 1,775,000 1,383,195
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................ 5,000,000 4,980,792
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,769,448
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 18,000,000 18,127,017
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/47 .... 22,815,000 22,890,958
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5.5%,
7/01/54 ........................................................ 2,900,000 3,048,941
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5.5%,
7/01/59 ........................................................ 4,750,000 4,957,413
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/64 ........................................................ 3,735,000 3,749,876
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 2,983,238
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,263,309
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 ................. 1,000,000 764,390
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 ......... 12,235,000 12,520,066
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 3,091,758
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 7,100,952
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 8,890,000 6,917,550
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/46 ........................................................ 5,000,000 5,018,407
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 20,498,126
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,646,333
Revenue, 2019 B, 5%, 7/01/49 ........................................ 17,475,000 17,642,152
Revenue, 2019 B, 5%, 7/01/54 ........................................ 11,495,000 11,533,638
Revenue, 2022 B, 5.25%, 7/01/47 ..................................... 10,000,000 10,348,966
Revenue, 2022 B, 5.5%, 7/01/52 ...................................... 2,500,000 2,603,205
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 ................. 4,000,000 4,039,260
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ...... 2,015,000 1,775,976
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 58,471,858
Tennessee Housing Development Agency ,
Revenue, 2013-1 C, 4%, 7/01/43 ...................................... 590,000 576,301
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 610,000 559,748
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,005,000 977,221
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,745,000 5,611,610
Revenue, 2023-3 A, 5.4%, 7/01/53 ..................................... 6,000,000 6,149,410
Revenue, 2025-2A, Refunding, 5.1%, 7/01/45 ............................ 1,250,000 1,293,154
g
West Wilson Utility District of Wilson County Tennessee , Revenue , 2026 , Refunding ,
4.5% , 6/01/56 .................................................... 2,000,000 1,922,774
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 . 1,200,000 961,550
294,546,761
Texas 10.1%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,354,599
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,470,036
Arlington Higher Education Finance Corp. ,
Harmony Public Schools, Revenue, 2024, PSF Guaranty, 4%, 2/15/54 .......... 5,000,000 4,412,494
Riverwalk Education Foundation, Inc., Revenue, 2025, PSF Guaranty, 4.5%, 8/15/55 5,500,000 5,435,013

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Arlington Higher Education Finance Corp., (continued)
Riverwalk Education Foundation, Inc., Revenue, 2025, PSF Guaranty, 4.5%, 8/15/60 $ 5,500,000 $ 5,393,861
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........ 7,500,000 6,746,071
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 .................. 6,000,000 6,290,510
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,164,197
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 7,377,418
City of Arlington , Special Tax, Senior Lien , 2018 A , AG Insured , 4% , 2/15/44 ....... 20,000,000 18,949,558
City of Austin ,
Airport System, Revenue, 2019 B, 5%, 11/15/44 ........................... 8,110,000 8,284,080
d
Whisper Valley Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2019, 4.625%, 11/01/39 ............................ 1,405,000 1,410,274
d
Whisper Valley Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2019, 4.75%, 11/01/48 ............................. 2,450,000 2,295,233
d
City of Celina ,
Mosaic Public Improvement District Phase No. 1B, Special Assessment, 144A, 2024,
5.375%, 9/01/53 ................................................. 500,000 504,150
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 2,667,357
City of Corpus Christi ,
Utility System, Revenue, 2023, Refunding, 4%, 7/15/48 ..................... 9,000,000 8,265,864
Utility System, Revenue, Senior Lien, 2025, Refunding, AG Insured, 5%, 7/15/55 .. 7,500,000 7,600,465
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 17,873,302
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 16,358,661
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AG Insured ,
5.25% , 7/01/48 ................................................... 5,000,000 5,196,479
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 5.125% , 9/01/46 ............................... 891,000 898,730
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41 9,690,000 9,662,280
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,094,865
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,460,000 1,151,258
d
City of Manor , Lagos Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6% , 9/15/52 .................................. 975,000 1,004,180
d
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2, Special Assessment,
144A, 2023, 5%, 9/01/43 ........................................... 816,000 823,048
Heartland Town Center Public Improvement District Phase 2, Special Assessment,
144A, 2023, 5.125%, 9/01/52 ....................................... 373,000 359,974
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................ 3,500,000 3,184,599
d
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,388,889
d
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2017, 5%, 9/15/48 ................................ 2,700,000 2,672,768
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B, Special
Assessment, 144A, 2019, 4.375%, 9/15/39 ............................. 610,000 604,913
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B, Special
Assessment, 144A, 2019, 4.5%, 9/15/48 ............................... 1,260,000 1,163,619
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2024, Refunding, PSF Guaranty, 4%, 8/15/54 .... 4,425,000 3,891,587
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 4%, 8/15/42 2,150,000 2,090,436
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 5%, 8/15/47 11,500,000 11,784,539

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clifton Higher Education Finance Corp., (continued)
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4.25%, 4/01/53 ... $ 5,500,000 $ 5,027,853
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........ 3,345,000 3,203,187
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ... 2,750,000 2,531,464
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 ....... 15,000,000 13,812,136
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 98,458
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 108,795
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 108,160
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 91,537
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 91,121
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 649,350
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 564,574
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ... 7,500,000 6,614,425
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 .... 8,030,000 8,405,439
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ...... 7,500,000 7,080,168
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 15,000,000 15,892,682
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ... 1,350,000 1,050,920
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,501,349
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 .... 2,000,000 1,904,823
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding , AG
Insured , 3.125% , 11/15/56 ........................................... 5,000,000 3,518,788
Harris-Waller Counties Municipal Utility District No. 4 ,
GO, 2022, 5%, 11/01/34 ............................................. 795,000 832,214
GO, 2022, 5%, 11/01/38 ............................................. 840,000 868,631
GO, 2022, 5.25%, 11/01/41 .......................................... 1,435,000 1,483,337
GO, 2022, 5.5%, 11/01/44 ........................................... 2,010,000 2,077,535
GO, 2022, 5.5%, 11/01/48 ........................................... 5,445,000 5,569,238
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .. 5,500,000 5,114,906
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,500,000 1,457,245
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 ....... 10,000,000 10,128,931
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 146,188
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 147,227
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 144,014
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 150,802
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 296,722
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 299,992
GO, 2021, 3%, 9/01/41 ............................................. 375,000 291,341
GO, 2021, 3%, 9/01/46 ............................................. 750,000 531,648
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 819,558
GO, 2024, AG Insured, 4.375%, 9/01/48 ................................. 1,685,000 1,602,983
GO, 2024, AG Insured, 4.5%, 9/01/54 ................................... 3,695,000 3,473,492
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,183,357 9,528,078
Lamar Consolidated Independent School District ,
GO, 2023, 4%, 2/15/53 ............................................. 5,000,000 4,477,815
GO, 2024, Refunding, PSF Guaranty, 4%, 2/15/54 ......................... 9,500,000 8,645,253
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 14,432,809
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 .. 15,000,000 13,659,634
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/53 ......................................................... 5,555,000 5,722,073
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,000,277

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... $ 5,650,000 $ 5,665,465
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 10,478,733
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 204,607
Westminster Manor Obligated Group, Revenue, 2021, 4%, 11/01/49 ............ 12,400,000 10,552,286
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,150,953
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 10,000,000 10,103,278
e
Special Projects System, Revenue, 2011 B, Pre-Refunded, 5.62%, 9/01/37 ...... 7,500,000 4,032,790
e
Special Projects System, Revenue, 2011 B, Pre-Refunded, 6.37%, 9/01/43 ...... 7,500,000 2,570,290
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 29,773,095
Northwest Independent School District ,
GO, 2023, PSF Guaranty, 4%, 2/15/48 .................................. 7,000,000 6,621,526
GO, 2025, PSF Guaranty, 5.25%, 2/15/55 ............................... 4,750,000 4,992,833
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 ..................... 4,000,000 4,020,904
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 14,205,000 12,061,625
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 3,031,697
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 813,765
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 35,100,820
San Jacinto River Authority ,
Revenue, 2011, AG Insured, 5%, 10/01/32 ............................... 5,000,000 5,005,730
Revenue, 2011, AG Insured, 5%, 10/01/37 ............................... 3,000,000 3,002,847
Southeast Regional Management District ,
GO, 2024 A, AG Insured, 4.25%, 4/01/49 ................................ 1,175,000 1,091,505
GO, 2024 A, AG Insured, 4.25%, 4/01/53 ................................ 1,755,000 1,587,113
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 10,294,493
CHRISTUS Health Obligated Group, Revenue, 2022 A, 4%, 7/01/53 ............ 3,100,000 2,694,301
CHRISTUS Health Obligated Group, Revenue, 2022 A, 5%, 7/01/53 ............ 15,000,000 15,153,160
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 15,165,000 15,220,358
Texas Department of Housing & Community Affairs ,
Revenue, 2023 A, GNMA Insured, 5.25%, 1/01/53 ......................... 14,000,000 14,295,638
Revenue, 2024 A, GNMA Insured, 5.125%, 1/01/54 ........................ 3,000,000 3,104,997
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 12,715,000 13,361,356
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 10,350,000 11,104,436
c
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,214,036
Texas Municipal Gas Acquisition & Supply Corp. V ,
c
Revenue, 2024, Mandatory Put, 5%, 1/01/34 ............................. 12,500,000 13,336,126
i
Revenue, 2026, 5%, 4/01/36 ......................................... 17,155,000 17,889,346
Texas Municipal Gas Acquisition & Supply Corp. VI , Revenue , 2025 , 5% , 1/01/36 ... 15,000,000 15,850,730
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,183,906
e
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, 5.16%, 8/01/48 ........ 6,250,000 2,038,604
State Highway 249 System, Revenue, First Tier, 2019 A, 5.21%, 8/01/49 ........ 5,000,000 1,535,575
State Highway 249 System, Revenue, First Tier, 2019 A, 5.23%, 8/01/50 ........ 5,500,000 1,596,321
Texas Water Development Board ,
State Revolving Fund, Revenue, 2025, 4.8%, 10/15/56 ...................... 12,860,000 12,925,545

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Water Development Board, (continued)
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... $ 25,000,000 $ 24,340,772
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/49 ....................................................... 20,000,000 18,504,068
State Water Implementation Revenue Fund for Texas, Revenue, 2022, 5%, 10/15/47 16,050,000 16,747,824
d
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.125%, 9/01/41 ....................................... 708,000 567,727
Valencia Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 4%, 9/01/47 ........................................... 811,000 705,807
Town of Ponder ,
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/45 500,000 502,729
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/47 865,000 867,430
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ... 1,400,000 1,377,205
Viridian Municipal Management District , GO , 2023 , AG Insured , 5% , 12/01/49 ...... 1,000,000 1,009,237
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,961,652
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 610,118
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 439,031
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,013,153
GO, Sub. Lien, 2022, 5.625%, 8/15/52 .................................. 1,065,000 1,062,828
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........ 23,445,000 23,829,224
784,182,074
Utah 1.5%
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ...................... 6,840,000 6,193,269
City of Salt Lake City ,
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 25,110,000 25,144,491
Airport, Revenue, 2021 A, 5%, 7/01/51 .................................. 20,455,000 20,605,502
Airport, Revenue, 2023 A, 5.25%, 7/01/53 ............................... 10,000,000 10,255,520
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2020 A ,
5% , 5/15/50 ...................................................... 15,725,000 16,106,292
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/55 3,750,000 4,018,086
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ...................... 9,645,000 10,070,626
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 548,465
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 352,492
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 536,400
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,354,124
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,517,773
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,249,339
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,656,701
Revenue, 2024, 5.5%, 10/15/44 ....................................... 650,000 683,901
Revenue, 2024, 5.5%, 10/15/48 ....................................... 750,000 769,908
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 ....... 10,120,000 10,368,437
113,431,326
Virginia 0.6%
Hampton Roads Transportation Accountability Commission , Hampton Roads
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 19,000,000 19,412,441
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43 11,120,000 11,527,343
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 .................. 70,000 70,076
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 10,000,000 9,884,213

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... $ 4,000,000 $ 3,547,503
44,441,576
Washington 2.6%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,560,018
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 .......... 10,855,000 10,710,516
County of Spokane , Airport , Revenue , 2024 B , 5.25% , 1/01/49 ................. 11,690,000 12,036,483
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 34,480,000 33,648,804
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 ......... 4,500,000 4,420,130
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................ 5,000 5,008
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/38 ........................................ 15,000,000 15,158,550
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,769,306
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 3,050,000 3,099,332
Vancouver Housing Authority ,
Revenue, 2024, 4%, 8/01/34 ......................................... 6,000,000 5,947,638
Revenue, 2025, 5%, 8/01/40 ......................................... 3,400,000 3,504,292
Washington Health Care Facilities Authority ,
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 267,822
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 268,969
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 282,181
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 1,102,924
d
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 810,000 711,779
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 23,961,498
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,177,608
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Refunding, 5%,
10/01/38 ....................................................... 8,000,000 8,007,118
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,420,125
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,965,716
d
Washington State Housing Finance Commission ,
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,840,000 2,460,700
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured,
5.25%, 7/01/64 .................................................. 17,500,000 17,635,201
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ 5,220,000 5,556,212
199,677,930
West Virginia 0.7%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................ 3,000,000 2,985,726
c
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,011,882
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 8,250,000 7,842,071
Vandalia Health, Inc. Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/38 . 3,040,000 3,103,816
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6%, 9/01/53 . 3,000,000 3,196,656
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 7,000,000 7,043,089

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia (continued)
West Virginia Hospital Finance Authority, (continued)
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 $ 10,000,000 $ 10,052,479
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,025,899
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,439,668
50,701,286
Wisconsin 6.6%
Public Finance Authority ,
Revenue, 2025 A-1, Refunding, 5.375%, 12/01/36 ......................... 37,350,000 38,778,626
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... 23,138,586 23,974,053
d
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 17,514,402
e
Revenue, Sub. Lien, 2025 A-2, Refunding, 4.075%, 12/01/45 ................. 184,234,136 92,263,792
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,619,029
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 9,704,041
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 900,330
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 7,623,663
d
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 10,000,000 10,371,501
c
Duke Energy Progress LLC, Revenue, 2022 B, Refunding, Mandatory Put, 4%,
10/01/30 ....................................................... 2,200,000 2,237,445
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.5%, 7/01/52 ...... 5,000,000 5,203,698
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.625%, 7/01/55 .... 6,620,000 6,904,657
d
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 22,945,000 20,791,722
d
Greystone Housing Impact Investors LP, Revenue, 144A, 2023-1, B-1, 7.125%,
7/25/34 ........................................................ 20,475,000 21,234,287
d
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 21,625,851
NC A&T Real Estate Foundation LLC, Revenue, 2024 A, 5.25%, 6/01/54 ........ 2,325,000 2,325,192
d
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-1, Refunding,
4.5%, 12/01/31 .................................................. 11,975,000 11,996,603
d,e
Patriot Services Group Obligated Group, Revenue, 144A, 2024 A-2, Refunding,
2.34%, 12/01/44 ................................................. 122,250,000 81,013,327
d
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 22,565,000 22,626,411
d
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 B, 7.5%, 12/01/29 ..... 2,645,000 2,732,561
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 730,000 611,200
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 30,185,000 24,552,406
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 4,179,789
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 9,610,458
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 5.75%, 12/31/65 ...... 13,775,000 14,096,546
SR 400 Peach Partners LLC, Revenue, Senior Lien, 2025, 6.5%, 12/31/65 ....... 7,980,000 8,787,696
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,114,935
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 7,656
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 4,414,272
Triad Math & Science Academy Co., Revenue, 2022, 5.25%, 6/15/52 ........... 1,610,000 1,499,470
Triad Math & Science Academy Co., Revenue, 2022, 5.375%, 6/15/57 .......... 1,550,000 1,448,682
Triad Math & Science Academy Co., Revenue, 2025, Refunding, 5.5%, 6/15/55 ... 2,135,000 2,042,093
Triad Math & Science Academy Co., Revenue, 2025, Refunding, 5.25%, 6/15/65 .. 2,125,000 1,920,099
UNC Health Appalachian Obligated Group, Revenue, 2021 A, 4%, 7/01/46 ....... 5,075,000 4,085,975
UNC Health Appalachian Obligated Group, Revenue, 2021 A, 4%, 7/01/51 ....... 5,705,000 4,356,617
UNC Health Appalachian Obligated Group, Revenue, 2021 A, 4%, 7/01/56 ....... 2,250,000 1,632,730
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 999,892
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,872,508

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ $ 15,000,000 $ 14,300,275
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 4,418,192
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 1,093,473
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 418,436
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 770,215
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,084,186
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,394,361
Wisconsin Masonic Home Obligated Group, Revenue, 2024 A, 5.75%, 8/15/59 .... 1,940,000 1,994,863
514,148,216
U.S. Territories 2.3%
District of Columbia 1.8%
District of Columbia ,
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,535,000 20,710,901
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 25,110,000 25,152,976
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,045,465
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 970,220
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,808,931
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/48 ....................... 10,275,000 10,295,623
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 10,000,000 10,076,786
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/53 ..................... 6,000,000 6,169,724
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AG Insured, 6.5%,
10/01/41 ....................................................... 25,000,000 25,388,598
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 12,017,437
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2021 A, 4%, 7/15/43 ............................... 12,775,000 12,657,574
Dedicated, Revenue, Second Lien, 2025 A, 5%, 7/15/60 ..................... 12,000,000 12,335,958
141,630,193
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,832,934
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue, 2000 A, 6.625%, 1/01/27 .................................... 317,172 316,107
Revenue, 2000 A, 6.625%, 1/01/28 .................................... 2,419,017 2,407,527
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 27,546,000 26,846,453
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 5,593,000 5,346,801
40,749,822
Total U.S. Territories .................................................................... 182,380,015
Total Municipal Bonds (Cost $7,687,632,416) ...................................
7,606,109,133
Total Long Term Investments (Cost $7,723,292,416) .............................
7,643,385,509
a
a a a a

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 0.6%
a a
Principal
Amount
a
Value
Municipal Bonds 0.6%
California 0.2%
j
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 3.05% , 5/15/48 ..
$ 12,000,000 $ 12,000,000
Colorado 0.0%
†
j
Colorado Health Facilities Authority , Intermountain Healthcare Obligated Group ,
Revenue , 2024 D , Daily VRDN and Put , 3.4% , 5/15/64 ...................... 1,000,000 1,000,000
Georgia 0.2%
j
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.45% , 4/01/47 ............... 12,000,000 12,000,000
Michigan 0.1%
j
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3.35% ,
6/01/34 ......................................................... 4,000,000 4,000,000
Minnesota 0.1%
j
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 3% , 11/15/64 .............................................. 10,600,000 10,600,000
Missouri 0.0%
†
j
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.45% , 6/01/44 ........ 3,300,000 3,300,000
New Jersey 0.0%
†
j
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 B , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 1.75% ,
7/01/43 ......................................................... 1,185,000 1,185,000
New York 0.0%
†
j
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1 A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.5% , 6/15/49 ... 3,300,000 3,300,000
Oregon 0.0%
†
j
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 3.4% , 8/01/34 ............. 2,000,000 2,000,000
Total Municipal Bonds (Cost $49,385,000) ......................................
49,385,000
Total Short Term Investments (Cost $49,385,000) ................................
49,385,000
a
Total Investments (Cost $7,772,677,416) 99.1% ..................................
$7,692,770,509
Other Assets, less Liabilities 0.9% .............................................
63,160,611
Net Assets 100.0% ...........................................................
$7,755,931,120

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 49 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $808,604,450, representing 10.4% of net assets.
e
The rate shown represents the yield at period end.
f
The coupon rate shown represents the rate at period end.
g
Security purchased on a when-issued basis. See Note 1(b).
h
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $7,772,677,416
Value - Unaffiliated issuers .................................................................. $7,692,770,509
Cash .................................................................................... 614,720
Receivables:
Investment securities sold ................................................................... 1,995,750
Capital shares sold ........................................................................ 1,620,990
Interest ................................................................................. 101,446,644
Total assets .......................................................................... 7,798,448,613
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,522,626
Capital shares redeemed ................................................................... 11,655,021
Management fees ......................................................................... 2,929,032
Distribution fees .......................................................................... 766,754
Transfer agent fees ........................................................................ 1,002,559
Trustees' fees and expenses ................................................................. 19
Distributions to shareholders ................................................................. 2,015,676
Accrued expenses and other liabilities ........................................................... 625,806
Total liabilities ......................................................................... 42,517,493
Net assets, at value ................................................................. $7,755,931,120
Net assets consist of:
Paid-in capital ............................................................................. $8,718,213,717
Total distributable earnings (losses) ............................................................. (962,282,597)
Net assets, at value ................................................................. $7,755,931,120

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,011,958,266
Shares outstanding ........................................................................ 186,765,047
Net asset value per share
a ,b
.................................................................. $10.77
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $11.19
Class A1:
Net assets, at value ....................................................................... $3,661,919,065
Shares outstanding ........................................................................ 339,903,556
Net asset value per share
a ,b
.................................................................. $10.77
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $11.19
Class C:
Net assets, at value ....................................................................... $95,368,962
Shares outstanding ........................................................................ 8,859,355
Net asset value and maximum offering price per share
a ,b
............................................ $10.76
Class R6:
Net assets, at value ....................................................................... $925,082,363
Shares outstanding ........................................................................ 85,788,976
Net asset value and maximum offering price per share
b
............................................. $10.78
Advisor Class:
Net assets, at value ....................................................................... $1,061,602,464
Shares outstanding ........................................................................ 98,426,789
Net asset value and maximum offering price per share
b
............................................. $10.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $357,608,727
Expenses:
Management fees (Note 3 a ) ................................................................... 35,589,401
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,972,327
    Class A1 ............................................................................... 3,826,221
    Class C ................................................................................ 712,946
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,273,767
    Class A1 ............................................................................... 2,446,967
    Class C ................................................................................ 69,992
    Class R6 ............................................................................... 131,396
    Advisor Class ............................................................................ 688,084
Custodian fees ............................................................................. 44,208
Reports to shareholders fees .................................................................. 188,957
Registration and filing fees .................................................................... 97,956
Professional fees ........................................................................... 64,839
Trustees' fees and expenses .................................................................. 85,575
Other .................................................................................... 515,462
Total expenses ......................................................................... 50,708,098
Net investment income ................................................................ 306,900,629
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (41,473,974)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 226,462,014
Unfunded commitments .................................................................... (909,503)
Net change in unrealized appreciation (depreciation) ............................................ 225,552,511
Net realized and unrealized gain (loss) ............................................................ 184,078,537
Net increase (decrease) in net assets resulting from operations .......................................... $490,979,166

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $306,900,629 $313,780,117
Net realized gain (loss) ................................................. (41,473,974) (53,939,911)
Net change in unrealized appreciation (depreciation) ........................... 225,552,511 (51,726,620)
Net increase (decrease) in net assets resulting from operations ................ 490,979,166 208,113,586
Distributions to shareholders:
Class A ............................................................. (73,720,773) (70,738,894)
Class A1 ............................................................ (147,455,749) (160,948,680)
Class C ............................................................. (3,622,937) (4,802,568)
Class R6 ............................................................ (35,394,153) (31,174,415)
Advisor Class ........................................................ (42,500,805) (43,173,369)
Total distributions to shareholders .......................................... (302,694,417) (310,837,926)
Capital share transactions: (Note 2 )
Class A ............................................................. (24,970,189) 50,235,206
Class A1 ............................................................ (454,208,159) (529,565,288)
Class C ............................................................. (34,637,882) (52,332,071)
Class R6 ............................................................ 111,739,040 (22,049,972)
Advisor Class ........................................................ (69,845,098) (14,004,164)
Total capital share transactions ............................................ (471,922,288) (567,716,289)
Net increase (decrease) in net assets ................................... (283,637,539) (670,440,629)
Net assets:
Beginning of year ....................................................... 8,039,568,659 8,710,009,288
End of year ........................................................... $7,755,931,120 $8,039,568,659

Franklin Federal Tax-Free Income Fund

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 35,507,782 $378,179,905 39,094,355 $422,755,566
Shares issued in reinvestment of distributions .......... 6,538,920 69,650,851 6,181,886 66,861,343
Shares redeemed ............................... (44,499,260) (472,800,945) (40,669,921) (439,381,703)
Net increase (decrease) .......................... (2,452,558) $(24,970,189) 4,606,320 $50,235,206
Class A1 Shares:
Shares sold ................................... 6,305,469 $67,219,160 6,989,511 $75,720,306
Shares issued in reinvestment of distributions .......... 12,236,488 130,291,663 13,178,274 142,577,579
Shares redeemed ............................... (61,263,141) (651,718,982) (69,092,499) (747,863,173)
Net increase (decrease) .......................... (42,721,184) $(454,208,159) (48,924,714) $(529,565,288)
Class C Shares:
Shares sold ................................... 1,008,433 $10,763,095 1,007,089 $10,887,435
Shares issued in reinvestment of distributions .......... 329,823 3,506,566 425,366 4,599,719
Shares redeemed
a
.............................. (4,600,766) (48,907,543) (6,269,094) (67,819,225)
Net increase (decrease) .......................... (3,262,510) $(34,637,882) (4,836,639) $(52,332,071)
Class R6 Shares:
Shares sold ................................... 15,261,527 $161,342,773 7,869,457 $85,412,404
Shares issued in reinvestment of distributions .......... 3,297,091 35,167,470 2,862,463 30,992,280
Shares redeemed ............................... (7,973,114) (84,771,203) (12,743,185) (138,454,656)
Net increase (decrease) .......................... 10,585,504 $111,739,040 (2,011,265) $(22,049,972)
Advisor Class Shares:
Shares sold ................................... 23,724,982 $252,536,282 25,054,287 $271,652,856
Shares issued in reinvestment of distributions .......... 3,736,684 39,841,413 3,734,871 40,448,007
Shares redeemed ............................... (34,069,712) (362,222,793) (30,158,290) (326,105,027)
Net increase (decrease) .......................... (6,608,046) $(69,845,098) (1,369,132) $(14,004,164)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended April 30, 2026, the gross effective investment management fee rate was 0.451% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,600,729 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2026, these purchase and sale transactions aggregated $291,870,000 and $373,681,660, respectively, with net realized losses of
$715,754.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2026, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2026 and 2025, was as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $41,936
CDSC retained .............................................................................. $194,244
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 311,267,279
Long term ................................................................................ 585,357,027
Total capital loss carryforwards ............................................................... $896,624,306
2026 2025
Distributions paid from:
Ordinary income .......................................................... $2,101,097 $2,182,181
Tax exempt income ........................................................ 300,593,320 308,655,745
$302,694,417 $310,837,926
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At April 30, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2026, aggregated
$777,805,305 and $1,276,560,535, respectively.
6. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30,
2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $7,765,092,564
Unrealized appreciation ........................................................................ $203,082,332
Unrealized depreciation ........................................................................ (275,404,387)
Net unrealized appreciation (depreciation) .......................................................... $(72,322,055)
Distributable earnings:
Undistributed tax exempt income ................................................................. $8,679,437
4. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — 37,276,376 37,276,376
Municipal Bonds :
Alabama ............................. — 293,588,463 — 293,588,463
Alaska ............................... — 6,678,486 — 6,678,486
Arizona .............................. — 153,266,844 — 153,266,844
Arkansas ............................. — 8,641,810 — 8,641,810
California ............................. — 699,981,138 — 699,981,138
Colorado ............................. — 211,290,271 — 211,290,271
Connecticut ........................... — 18,120,089 — 18,120,089
Delaware ............................. — 6,791,833 — 6,791,833
Florida ............................... — 653,818,099 — 653,818,099
Georgia .............................. — 278,733,682 — 278,733,682
Hawaii ............................... — 113,442,577 — 113,442,577
Idaho ................................ — 15,703,413 — 15,703,413
Illinois ............................... — 445,138,615 —
b
445,138,615
Indiana .............................. — 140,796,748 — 140,796,748
Iowa ................................ — 44,358,495 — 44,358,495
Kansas .............................. — 21,589,201 — 21,589,201
Kentucky ............................. — 123,697,696 — 123,697,696
Louisiana ............................. — 250,193,509 — 250,193,509
Maine ............................... — 2,635,646 — 2,635,646
Maryland ............................. — 125,743,666 — 125,743,666
Massachusetts ........................ — 108,231,982 — 108,231,982
Michigan ............................. — 68,497,743 — 68,497,743
Mississippi ............................ — 83,672,377 — 83,672,377
Missouri .............................. — 58,560,640 — 58,560,640
Montana ............................. — 6,565,905 — 6,565,905
Nebraska ............................. — 29,944,919 — 29,944,919
Nevada .............................. — 5,523,949 — 5,523,949
New Hampshire ........................ — 42,008,425 — 42,008,425
New Jersey ........................... — 225,084,542 — 225,084,542
New Mexico ........................... — 35,111,100 — 35,111,100
New York ............................. — 602,617,204 — 602,617,204
North Carolina ......................... — 49,893,881 — 49,893,881
North Dakota .......................... — 45,750,511 — 45,750,511
Ohio ................................ — 125,764,261 — 125,764,261
Oklahoma ............................ — 10,133,097 — 10,133,097
Oregon .............................. — 64,466,983 — 64,466,983
Pennsylvania .......................... — 114,832,594 — 114,832,594
Rhode Island .......................... — 9,554,890 — 9,554,890
South Carolina ......................... — 86,723,506 — 86,723,506
South Dakota .......................... — 35,451,159 — 35,451,159
8. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Tennessee ............................ $ — $ 294,546,761 $ — $ 294,546,761
Texas ............................... — 784,182,074 — 784,182,074
Utah ................................ — 113,431,326 — 113,431,326
Virginia .............................. — 44,441,576 — 44,441,576
Washington ........................... — 199,677,930 — 199,677,930
West Virginia .......................... — 50,701,286 — 50,701,286
Wisconsin ............................ — 514,148,216 — 514,148,216
U.S. Territories
District of Columbia ..................... — 141,630,193 — 141,630,193
Puerto Rico ........................... — 40,749,822 — 40,749,822
Short Term Investments ................... — 49,385,000 — 49,385,000
Total Investments in Securities ........... $— $7,655,494,133 $37,276,376 $7,692,770,509
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR

Franklin Federal Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Federal Tax-Free Income Fund (the "Fund") as of April 30, 2026, the related statement of operations for the year ended April
30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, private placement agent, real estate developer and brokers; when replies were not received from a private placement agent or broker, we performed other auditing procedures brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Federal Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended April 30, 2026:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $300,593,320
Qualified Net Interest Income (QII) §871(k)(1)(C) $2,209,231
Section 163(j) Interest Earned §163(j) $2,209,231

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4316-AFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Federal Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 25, 2026